Shareholders Equity	12 Months Ended
Dec. 31, 2023
Shareholders Equity
Shareholders Equity

Note 11 — Shareholders Equity

Total authorized capital stock of the Company as of December 31, 2023 is 300,000,000 shares of common stock and 10,000,000 shares of preferred stock. As of December 31, 2023, there were 11,956,823 shares of common stock issued and outstanding and no shares of preferred stock outstanding.

As of December 31, 2022, there were 5,292,384 shares of Legacy ICI Class A common stock issued and outstanding.